Prepayments and other assets (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Prepaid expenses	$ 708	$ 1,019
Deferred financing costs	218	218
Total prepayments and other assets	$ 926	$ 1,237